Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 16, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	18,605,093		19,259,640	13,808,059
Number of options granted	123,501		5,369,650
Aggregate intrinsic value of options exercised	$ 85		$ 50	$ 1,826
Options Granted, Weighted-average grant-date fair value	$ 0.79	$ 1.23	$ 0.99	$ 8.7
Total fair value of restricted stock units vested	$ 1,367	$ 7	$ 9	$ 5
Unrecognized stock-based compensation expenses	$ 6,282		$ 18,719
Unrecognized stock-based compensation expense, period for recognition	2 years 1 month 6 days		2 years 3 months 18 days
Exercise of stock options, shares	223,273	0	142,013
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards			0
2018 Stock Option and Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan			616,300
Common shares available for future grant			5,005,295
Number of shares of common stock outstanding, increase, percentage			4.00%
Common stock reserved for issuance	7,287,262		5,005,295	2,583,736	3,300,000
Number of options granted			5,369,650	4,253,232
2015 Stock Option and Grant Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan			2,008,564
Common shares available for future grant			0
Option vesting period			4 years
2018 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares available for future grant			1,467,026
Employee Stock Purchase Plan, description			The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2019 and each January 1 thereafter through January 1, 2028, by the least of (i) 1% of the outstanding number of shares of our common stock on the immediately preceding December 31; (ii) 1,115,700 shares or (iii) such number of shares as determined by the ESPP administrator (the “ESPP Evergreen”)
Number of common shares issued			120,947	27,580
2018 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan			223,200
Number of shares of common stock outstanding, increase, percentage			1.00%
Number of common shares that may increase under the plan			1,115,700
2019 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan			1,800,000
Common shares available for future grant			786,656
2020 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares that may be issued under the plan			1,700,000
Common shares available for future grant			1,637,000